Introduction and overview of Group's risk management - Internal credit rating (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 211,025	$ 222,789
Number of customers	2
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	2
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	5
Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 190,520	211,150
Revenue percentage	80.00%
Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 20,505	11,639
Revenue percentage	20.00%
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 85,131	103,369
Trade receivables and accrued revenue	236,390	253,852
Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	84,975	102,931
Trade receivables and accrued revenue	193,117	217,832
Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	156	438
Trade receivables and accrued revenue	43,273	36,020
Accumulated impairment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(25,365)	(31,063)
Accumulated impairment [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(2,597)	(6,682)
Accumulated impairment [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(22,768)	(24,381)
Not due | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	61,297	39,950
Not due | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	58,169	37,238
Not due | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3,128	2,712
030 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	24,848	16,532
030 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	22,581	15,113
030 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2,267	1,419
3160 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	14,502	28,409
3160 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	11,233	25,585
3160 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3,269	2,824
6190 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	8,313	9,988
6190 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	4,411	8,024
6190 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3,902	1,964
Over 90 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	42,299	55,604
Over 90 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	11,748	28,941
Over 90 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 30,551	$ 26,663